Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of exchange rates used to translate amounts in USD
Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2019	6.9680	6.9088
Year ended December 31, 2018	6.8764	6.6146

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate

Year ended December 31, 2019	0.8916	0.8934
Period from acquisition completion date to December 31, 2018	0.8737	0.8789

The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥):

Period Covered	Balance Sheet Date Rate	Average Rate

Year ended December 31, 2019	108.6384	109.0086
Period from acquisition completion date to December 31, 2018	110.0039	112.1693

Schedule of property and equipment estimated useful lives

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years